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		  UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
             Washington, D.C. 20549

		   FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
	      INVESTMENT COMPANIES

Investment Company Act file number: 811-05807

              NAIC GROWTH FUND, INC.
(Exact name of registrant as specified in charter)

711 West 13 Mile Road, Madison Heights, MI 48071
(Address of principal executive offices) (zip code)

	   Kenneth S. Janke, President
             NAIC Growth Fund, Inc.
              711 W. 13 Mile Road
            Madison Heights, MI 48071
		(248) 583-6242
      (Name and address of agent for service)

Registrant's telephone number, including area code: (877) 275-6242

Date of fiscal year end: December 31

Date of reporting period: December 31, 2005

ITEM 1. REPORT TO STOCKHOLDERS.


(logo)
NAIC Growth Fund, Inc.

Annual Report
December 31, 2005

www.naicgrowthfund.com

Contents
Report to Shareowners	 	 			2
Statement of Assets and Liabilities		        3
Statement of Operations		 			4
Statements of Changes in Net Assets		 	5
Financial Highlights		 			6
Portfolio of Investments		 		7
Notes to Financial Statements				10
Report of Independent Public Accountants		14
Dividends and Distributions				15
NAIC Growth Fund, Inc., Board of Directors		19
Shareowner Information					22



Report to Shareowners:
December 31, 2005

     By the time the last trading day of the year occurred, the Dow Jones Industrial Average had dropped
0.6% when compared with the close of 2004. Uncertainties again hit the stock market led by natural disasters and the price of crude oil. The Federal Reserve continued the increases in interest rates as concerns about inflation surfaced. The end result was that stock prices rose one day only to decline the next.
     The S&P 500 finished the year in positive territory, up
3% for the year with the  NASDAQ increased 1.4%.
Adjusted for the year-end distribution paid in 2005, the Fund's NAV increased 1.3%.
     There were some sales during the year. The Fund's entire position in Newell Rubbermaid was sold resulting in a small capital gain of about $5,000. There were two partial sales of Pentair with a net capital gain of $261,438. We continue to hold 18,000 Pentair in the portfolio. New positions were taken with the purchase of 10,000 CIT Group, 22,000 Jack
Henry & Associates, 14,000 Washington Mutual and 15,000
Wendy's International. We also added to our holdings in a number of other stocks. They included 4,000 Abbott
Laboratories (18,000 total shares); 5,000 Avery Dennison
(12,000); 2,000 Carlisle Companies (11,000); 3,000
Medtronic (14,000); 2,000 Polymedica (12,000); 2,000
Sigma Aldrich (7,000); 2,000 State Street (16,000); 2,000
Stryker (22,000) and 2,000 Teleflex (16,000).
     The Fund's directors and managers tried to concentrate on improving the expense ratio and were able to reduce it to 1.46%. With dividend increases by stocks held in the portfolio and watching expenses, we are hopeful that we will be able to improve on that figure in years to come.
     The stock of the Fund is listed on the Chicago Stock
Exchange with the trading symbol GRF. In addition, it is traded over-the-counter with the symbol GRTH. For those wishing to buy, or sell shares, we feel it is important to specify prices rather than placing a "market order." The spread between the bid and ask price, especially in the "pink sheets" can be wide. Brokers tend to want to handle the transaction through other broker-dealers, so shareowners may wish to specify where they want buy and sell transactions to take place. It will call for a little more work by the broker, but that's why they receive commissions.




Thomas E. O'Hara		Kenneth S. Janke
Chairman			President




NAIC Growth Fund, Inc.
Statement of Assets and Liabilities
As of December 31, 2005

ASSETS

Investment securities
   -at market value (cost $14,577,882)		   $26,547,670
Short-term investments
   -at amortized cost				       598,390
Cash and cash equivalents				58,273
Dividends & interest receivable 			64,682
Prepaid insurance		  			14,082
						    27,283,097

LIABILITIES

Dividends payable		   460,176
Accounts payable		    44,315
Advisor fees payable	            19,061
				                       523,552

TOTAL NET ASSETS			           $26,759,545


SHAREOWNERS' EQUITY

 Common Stock-par value $0.001 per share;
   authorized 50,000,000 shares,
      outstanding 2,792,336 shares			$2,794
Additional Paid-in Capital			    14,783,011
Undistributed net investment income			 3,952
Unrealized appreciation of investments		    11,969,788


SHAREOWNERS' EQUITY			           $26,759,545

NET ASSET VALUE PER SHARE			         $9.58


See notes to financial statements




NAIC Growth Fund, Inc.
Statement of Operations
For the Year Ended December 31, 2005

INVESTMENT INCOME

     Interest					$	  31,311
     Dividends						 548,406
 							 579,717
EXPENSES

     Advisory fees				199,195
     Legal fees					 57,117
     Insurance 					 24,140
     Transfer agent				 23,600
     Audit fees					 19,275
     Directors' fees & expenses	                 13,052
     Custodian fees	                         13,000
     Mailing and postage	                 11,857
     Printing	                                 11,362
     Other fees & expenses	                  7,926
     Expense reimbursement	                  4,875
     Annual shareowners' meeting                  2,746

     Total Expenses		                         388,145

          Net investment income				 191,572


REALIZED AND UNREALIZED GAIN ON
INVESTMENTS

     Realized gain on investments:
        Proceeds from sale of investment securities	 895,338
        Cost of investment securities sold	         628,547

          Net realized gain on investments		 266,791

     Unrealized appreciation of investments:
        Unrealized appreciation at
          beginning of year                           12,087,985
        Unrealized appreciation at end of year	      11,969,788
          Net change in unrealized appreciation
           on investments	                        (118,197)
              Net realized and unrealized
                gain on investments	                 148,594

NET INCREASE FROM OPERATIONS		 	$	 340,166

See notes to financial statements



NAIC Growth Fund, Inc.
Statements of Changes in Net Assets
For the years ended:
			   December 31, 2005     December 31, 2004
FROM OPERATIONS:

Net investment income	        $    191,572		$    29,364
Net realized gain on investments     266,791 		    455,020
Net change in unrealized
  appreciation on investments	    (118,197)		  1,740,954
        Net increase/(decrease)
          from operations	     340,166		  2,225,338

DISTRIBUTIONS TO STOCKHOLDERS FROM:

Net investment income	             193,385		     19,792
	Net realized gain from
          investment transactions    266,791		    455,020
        Total distributions	     460,176		    474,812

FROM CAPITAL STOCK TRANSACTIONS:

Dividend reinvestment	                   -		    419,422
	Cash purchases	               6,693		    201,717

        Net increase from capital
            stock transactions	       6,693	            621,139

        Net increase/(decrease)
          in net assets             (113,317)		  2,371,665

TOTAL NET ASSETS:

Beginning of year	         $26,872,862		$24,501,197

End of year
 (including undistributed net
 investment income of $3,952
 and 5,766, respectively)        $26,759,545		$26,872,862

Shares:
 Shares issued to common stockholders
 under the dividend  reinvestment
 plan, cash purchase plan, and
 follow-on offering	             364,830		     59,054

Shares at beginning of year	   2,427,506	          2,368,452

Shares at end of year	           2,792,336		  2,427,506


See notes to financial statements



NAIC Growth Fund, Inc.
Financial Highlights (a)
For the years ended:
                                   2005     2004     2003    2002     2001

Net asset value at
  beginning of year		  $9.63	   $8.99    $7.90   $9.63   $10.40

Net investment income 		    .07	     .01      .01     .02      .03
  Net realized and unrealized
    gain (loss) on investments      .05      .81     1.39  (1.28)    (.22)
Total from investment
  operations 	                    .12      .82     1.40  (1.26)    (.19)

Distribution from:
  Net investment income           (.07)    (.01)    (.01)   (.02)    (.03)
  Realized gains                  (.10)    (.17)    (.30)   (.45)    (.55)
Total distributions               (.17)    (.18)    (.31)   (.47)    (.58)

Net asset value at end of period  $9.58    $9.63    $8.99   $7.90    $9.63

Per share market value, end of period
    last traded price (b)         $8.70    $7.83    $8.26   $8.65    $9.35

Total Investment Return Annualized:
Based on market value
    1 year                       11.17%  (3.31%)  (1.02%)   2.10%    3.70%
    from inception                9.11%    8.97%    9.94%  10.86%   11.66%
Based on net asset value
    1 year                      (0.48%)    9.26%   18.05% (13.81%) (1.59%)
    from inception                9.79%   10.53%   10.63%  10.06%   12.42%

Net Assets, end of year (000's)
			$26,759.5 $26,872.9  $24,501.2 $20,555.3 $23,909.2

Ratios to average net assets
    annualized:
Ratio of expenses to
    average net assets            1.46%   1.80%     1.79%   1.61%    1.57%
Ratio of net investment income
    to average net assets         0.72%   0.11%     0.06%   0.17%    0.32%
Portfolio turnover rate           3.51%   6.53%    11.31%  11.19%    1.77%
Average commission rate
    paid per share               $0.075  $0.095    $0.125  $0.125   $0.125


(a) All per share data for all periods has been restated to reflect the effect of a 15% stock dividend which was declared on April 21, 2005 and paid on May 23, 2005 to shareholders of record on May 13, 2005.
(b) If there was no sale on the valuation date, the bid price for each such date is shown. Price obtained from Chicago Stock Exchange.


NAIC Growth Fund, Inc.
Portfolio of Investments - December 31, 2005

%  Common Stock         Shares       Cost        Market

4.8	Auto Replacement

O'Reilly Auto*	        40,000     $242,606    $1,280,400

Total                                          $1,280,400

13.3    Banking

Citigroup               22,000      368,635     1,067,660
Comerica, Inc.          10,000      404,669       567,600
Huntington Banc.        25,000      238,023       593,750
JP Morgan Chase         15,000      396,347       595,350
Synovus Financial       27,000      317,651       729,270

Total                                           3,553,630

3.3     Building Products

Johnson Controls        12,000       96,895       874,920

Total                                             874,920

3.3	Chemicals

RPM		        25,000      287,099       434,250
Sigma Aldrich	         7,000      213,317       443,030

Total 					          877,280

3.3	Consumer Products

Colgate-Palmolive       16,000	    469,850       877,600

Total                                             877,600

3.1	Electrical Equipment

General Electric        24,000	    441,341       841,200

Total                                             841,200

1.4 	Electronics

Diebold		        10,000      269,188       380,000

Total                                             380,000

9.7 	Ethical Drugs

Abbott Laboratories     18,000	    775,880       709,740
Johnson & Johnson       15,000      614,274       901,500
Merck & Co., Inc.       10,000      359,350       318,100
Pfizer, Inc.            28,000      606,755       652,960

Total                                           2,582,300

7.5	Financial Services


CIT Group               10,000      392,785       517,800
State Street Boston     16,000      436,700       887,040
Washington Mutual       14,000      565,440       609,000

Total					        2,013,840

5.7	Food

ConAgra    	        18,000	    351,815       365,040
Heinz, H.J.             16,000      532,050       539,520
McCormick & Co.         20,000      223,975       618,400

Total                                           1,522,960

2.3	Food Wholesale

Sysco			20,000	    142,750       621,000

Total						  621,000

10.5	Hospital Supplies

Biomet Corp.  	        17,000	    166,709       621,690
Medtronic	        14,000	    704,829       805,980
Polymedica	        12,000      346,237       401,640
Stryker Corp.	        22,000	    180,012       977,460

Total     				        2,806,770

2.9	Industrial Services


Donaldson Co.	        24,000	    162,563       763,200

Total					          763,200

3.5	Insurance

AFLAC, Inc.	        20,000	    143,906       928,400

Total			                          928,400

1.6	Information Technology

Jack Henry & Assoc.     22,000      395,376       419,980

Total					          419,980

2.8	Machinery

Emerson Electric Co.    10,000 	    335,278       747,000

Total				                  747,000

9.0	Multi Industry

Carlisle		11,000	    495,674       760,650
Pentair		        18,000	    280,288       621,360
Teleflex	        16,000	    545,608     1,039,680

Total                                           2,421,690

2.5	Office Supplies

Avery Dennison		12,000	    666,064       663,240

Total					          663,240

2.0	Realty Trust

First Industrial
 Realty Trust	        14,000	    394,963       539,000

Total					          539,000

3.1	Restaurant

Wendy's			15,000      579,762       828,900

Total						  828,900

3.8	Beverages - Soft Drinks

PepsiCo		        17,000	    433,218     1,004,360

Total					        1,004,360



99.4% Investment
        Securities   	        $14,577,882   $26,547,670

   Short-term Investments

2.2  United States Treasury Bills,
       Maturing 1/26/2006	                 $598,390

0.4     Misc. Cash Equivalents                    137,037
2.6%			                         $735,427

Total Investments	                      $27,283,097

(2.0)   All other assets less liabilities       (523,552)

100%  TOTAL NET ASSETS		              $26,759,545




See notes to financial statements



Top Ten Holdings - NAIC Growth Fund, 12/31/2005

                          Market                   % of
Company	                   Value          Portfolio Investments

O'Reilly Auto           $1,280,400                4.8

Citigroup                1,067,660		  4.0

Teleflex 		 1,039,680                3.9

PepsiCo 		 1,004,360                3.8

Stryker                    977,460                3.7

AFLAC                      928,400                3.5

Johnson & Johnson          901,500                3.4

State Street Boston        887,040                3.3

Colgate-Palmolive          877,600                3.3

Johnson Controls           874,920                3.3


Summary of Investment Position
  as % of Total Investments
	 12/31/2005

Picture (Pie Graph)

97.3% - Equities - Common Stock

2.2%  - Fixed Income-U.S. Treasury Bills

0.5%  - Cash


See notes to financial statements
* non-income producing security


NAIC Growth Fund, Inc.
Notes to Financial Statements

(1)  ORGANIZATION

The NAIC Growth Fund, Inc. (the "Fund") was organized under Maryland law on April 11, 1989 as a diversified closed-end investment company under the Investment
Company Act of 1940.  The Fund commenced operations on
July 2, 1990.


(2)  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Fund not otherwise set forth in the notes to financial statements:

Dividends and Distributions - Dividends from the Fund's net investment income and realized net long- and short-term capital gains will be declared and distributed at least annually. Shareowners may elect to participate in the Dividend Reinvestment and Cash Purchase Plan (see Note 4).

Investments - Investments in equity securities are stated at market value, which is determined based on quoted market prices or dealer quotes. If no such prices are available on the valuation date, the Board of Directors has determined the most recent market prices be used. Pursuant to Rule 2a-7 of the Investment
Company Act of 1940, the Fund utilizes the amortized cost method to determine the carrying value of short-term debt obligations.
Under this method, investment securities are valued for both financial reporting and Federal tax purposes at amortized cost, which approximates fair value. Any discount or premium is amortized from the date of acquisition to maturity. Investment security purchases and sales are accounted for on a trade date basis. Interest income is accrued on a daily basis while dividends are included in income on the ex-dividend date.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the united states requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes - The Fund intends to comply with the general qualification requirements of the Internal Revenue
Code applicable to regulated investment companies.  The
Fund intends to distribute at least 90% of its taxable income, including net long-term capital gains, to its shareowners. In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income and 98% of its net realized capital gains plus undistributed amounts from prior years.


The following information is based upon Federal income tax cost of portfolio investments as of December 31, 2005:

	Gross unrealized appreciation	   $	 12,013,862
	Gross unrealized depreciation		   (44,074)

    	   Net unrealized appreciation     $     11,969,788
						------------
	Federal income tax cost	           $	 14,577,882

Expenses - The Fund's service contractors bear all expenses in connection with the performance of their services. The
Fund bears all expenses incurred in connection with its operations including, but not limited to, management fees (as discussed in Note 3), legal and audit fees, taxes, insurance, shareowner reporting and other related costs. Such expenses will be charged to expense daily as a percentage of net assets. The Advisory Agreement provides that the Fund may not incur annual aggregate expenses in excess of two percent (2%) of the first Ten Million Dollars of the Fund's average net assets, one and one-half percent (1 1/2%) of the next Twenty Million Dollars of the average net assets, and one percent (1%) of the remaining average net assets for any fiscal year. Any excess expenses shall be the responsibility of the Investment Adviser, and the pro rata portion of the estimated annual excess expenses will be offset against the Investment Adviser's monthly fee.
The expenses of the follow-on offering are not considered an expense of the Fund for purposes of the expense limitations of the advisory agreement.

(3)  MANAGEMENT ARRANGEMENTS

Investment Adviser - Growth Fund Advisor, Inc., serves as the Fund's Investment Adviser subject to the Investment
Advisory Agreement, and is responsible for the management of the Fund's portfolio, subject to review by the board of directors of the Fund. For the services provided under the Investment Advisory Agreement, the Investment Adviser receives a monthly fee at an annual rate of three-quarters of one percent (0.75%) of the average weekly net asset value of the Fund, during the times when the average weekly net asset value is at least $3,800,000. The Investment Adviser will not be entitled to any compensation for a week in which the average weekly net asset value falls below $3,800,000.

Custodian and Plan Agent - LaSalle Bank, NA (LB) serves as the Fund's custodian pursuant to the Custodian Agreement. As the Fund's custodian, LB receives fees and compensation of expenses for services provided including, but not limited to, an annual account charge, annual security fee, security transaction fee and statement of inventory fee.

American Stock Transfer and Trust Company serves as the Fund's transfer agent and dividend disbursing agent pursuant to Transfer Agency and Dividend Disbursement Agreements. American Stock Transfer and Trust Company receives fees for services provided including, but not limited to, account maintenance fees, activity and transaction processing fees and reimbursement of out-of-pocket expenses such as forms and mailing costs.

(4)  DIVIDEND REINVESTMENT AND CASH
PURCHASE PLAN

The Fund has a Dividend Reinvestment and Cash Purchase
Plan (the "Plan") which allows shareowners to reinvest dividends paid and make additional contributions. Under the Plan, cash dividends and voluntary cash payments will be invested in shares purchased in the open market. In the event the Plan agent is unable to complete its acquisition of shares to be purchased on the open market by the end of the thirtieth
(30th) day following receipt of the cash dividends from the Fund, any remaining funds will be returned to the participants on pro rata basis. In the event the Plan agent is unable to complete its acquisition of shares to be purchased from additional contributions on the open market by the end of the twentieth (20th) day following the Investment Date, any remaining funds will be returned to the participants on a pro rata basis. The number of shares credited to each shareowner participant's account will be based upon the average purchase price for all shares purchased.

(5)  DISTRIBUTIONS TO SHAREOWNERS

On December 8, 2005, a distribution of $0.1648 per share aggregating $460,176 was declared from net investment income and realized gains. The dividend was paid on January 26, 2006, to shareowners of record on December 21, 2005.

The tax character of distributions paid during 2005 and 2004 was as follows:
				         2005               2004
Distributions paid from:
	Ordinary income              $  193,385       $    19,792
	Long-term capital gain          266,791           455,020
                                     $  460,176       $   474,812


As of December 31, 2005, the components of distributable
earnings on a tax basis were
as follows:
	Undistributed ordinary income		      $     3,952
  	Unrealized appreciation                       $11,969,788

(6) INVESTMENT TRANSACTIONS

Purchases and sales of securities, other than short-term securities for the year ended December 31, 2005, were $3,209,912 and $895,338, respectively.

(7)  FINANCIAL HIGHLIGHTS

The Financial Highlights present a per share analysis of how the Fund's net asset value has changed during the years presented. Additional quantitative measures expressed in ratio form analyze important relationships between certain items presented in the financial statements. The Total Investment Return based on market value assumes that shareowners bought into the Fund at the bid price and sold out of the Fund at the bid price. In reality, shareowners buy into the Fund at the ask price and sell out of the Fund at the bid price. Therefore, actual returns may differ from the amounts stated.



Report of Independent Public Accountants

To the Board of Directors and Shareowners NAIC Growth
Fund, Inc.

We have audited the accompanying statement of assets and liabilities of NAIC Growth Fund, Inc., including the portfolio of investments, as of December 31, 2005 and the related statement of operations for the year then ended and the statement of changes in net assets and financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The financial highlights of NAIC Growth Fund, Inc. for each of the two years in the period ended December 31, 2001 were audited by other auditors who have ceased operations and whose most recent report dated January 4, 2002 expressed an unqualified opinion on the financial statements containing those financial highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United
States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2005 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of NAIC Growth Fund, Inc. as of December 31, 2005, the results of its operations for the year then ended, and the statement of changes in net assets and financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


			          Plante & Moran, PLLC

January 5, 2006





NAIC Growth Fund, Inc.
Dividends and Distributions:  Dividend Reinvestment and
Cash Purchase Plan

	We invite you to join the Dividend Reinvestment and Cash Purchase Plan (the "Plan"), which is provided to give you easy and economical ways of increasing your investment in the Fund's shares. THOSE SHAREOWNERS WHO HAVE ELECTED TO PARTICIPATE IN THE PLAN NEED NOT DO ANYTHING FURTHER TO MAINTAIN THEIR ELECTION.

	American Stock Transfer and Trust Company will act as the Plan Agent on behalf of shareowners who are participants in the Plan.

	All shareowners of the Fund (other than brokers and nominees of financial institutions) who have not previously elected to participate in the Plan or who have terminated their election may elect to become participants in the Plan by filling in and signing the form of authorization obtainable from American Stock Transfer and Trust Company, the transfer agent for the Fund's shares and the shareowners' agent for the Plan, and mailing it to American Stock Transfer and Trust Company P.O. Box 922 Wall Street Station, New York, NY 10038. The authorization must be signed by the registered shareowners of an account. Participation is voluntary and may be terminated or resumed at any time upon written notice from the participant received by the Plan Agent prior to the record date of the next dividend. Additional information regarding the election may be obtained from the Fund.

COSTS OF THE PLAN

	There are no special fees or charges relating to participation in the Plan, other than reasonable transaction fees. A termination or a partial sale fee (currently $15 plus $0.10 per share) may be imposed when you terminate or partially sell your shares in the Plan and take delivery of accumulated shares. The benefit of any reduced brokerage commission changes will be passed on, pro rata to participants. In addition, if you wish to deposit your certificated shares in your plan account, there is currently a transaction fee of $7.50 for this service.

DIVIDEND REINVESTMENT

	The Plan agent, will receive the total amount of your dividend (a) on shares which are held directly by you and (b) on any full and fractional shares held for you under the Plan, in cash. These cash dividends will be used by the Plan agent to buy shares of the Fund's common stock on the open market (determined to three decimal places, in terms of any fractional share). In the event the Plan agent is unable to complete its acquisition of shares to be purchased on the open market by the end of the thirtieth (30th) day following receipt of the cash dividends from the Fund, any remaining funds will be returned to the participants on a pro rata basis.

VOLUNTARY CASH PAYMENTS

	You may make voluntary cash payments of not less than $50.00 nor more than $1,000.00 per month for the purpose of acquiring additional shares. You may make these voluntary cash payments regularly or from time to time, and you may also vary the amount of each payment so long as the amount of any monthly voluntary cash payment meets the foregoing limitations. Voluntary cash payments must be received by the Plan agent on or prior to the last day of any month and will be invested beginning on or about the first business day of the following month (an "Investment Date"). Voluntary cash payment will be invested in shares purchased in the open market, (determined to three decimal places, in terms of any fractional share). In the event the Plan agent is unable to complete its acquisition of shares to be purchased on the open market by the end of the twentieth (20th) day following the Investment Date, any remaining funds will be returned to the participants on a pro rata basis. All cash payments received by the Plan agent in connection with the Plan will be held without earning interest. To avoid unnecessary cash accumulations, and also to allow ample time for receipt and processing by the Plan agent, participants that wish to make voluntary cash payments should send such payments to the Plan agent in such a manner that assures that the Plan agent will receive and collect Federal Funds by the end of the month. This procedure will avoid unnecessary accumulations of cash and will enable participants to realize lower brokerage commissions and to avoid additional transaction charges. If a voluntary cash payment is not received in time to purchase shares for the calendar month indicated, the Plan Agent shall attempt to invest such payment on the next Investment Date. Optional cash payments can also be made online at www.amstock.com.
You need to know your American Stock Transfer and Trust
Company 10 digit account number and your social security number to access your account. You may obtain the return of any voluntary cash payment, if your written request is received by the Plan agent at least forty-eight (48) hours prior to the time such voluntary cash payment is invested.

HOLDING OF SHARES

	For your convenience, the Plan agent will hold all shares that you acquire as a result of your participation in the Plan, for safekeeping. However, upon your online request at www.amstock.com, telephonically at (877) 739-9994 or request by mail, the Plan agent will send you a certificate representing a specified number of full shares which you have acquired through the Plan and which are held for your account. The Plan agent will also allow you to deposit with it, in safekeeping and in your "book-entry" account for the Plan, any additional stock certificates for the Fund's shares you might have in your possession. This will enable you to guard against loss, theft or damage.


STATEMENT OF ACCOUNT

	A cumulative, detailed statement of your account under the Plan for each current calendar year will be sent to you by the Plan agent; and you will also receive the customary Form 1099 (Internal Revenue Service) reporting dividend income.

WITHDRAWAL OF SHARES

	You are not committed to remain in the Plan. You may terminate your participation at any time by notice to the Plan agent. Beginning with the dividend which relates to the first dividend record date which occurs at least ten days after the Plan agent's receipt of your termination notice, dividends will be remitted to you, directly, at your address of record or as you otherwise shall have directed. Upon terminating participation in the Plan, certificates for all full shares standing to your credit in your Plan account will be issued and sent to you and any voluntary cash payments held for investment until the next Investment Date will also be sent to you. Any remaining fractional share will be converted to cash, on the basis of the then current market price of the Fund's common stock, and a check, representing the same, will be issued and sent to you. If you desire, you may direct that your full shares be sold in the open market and that the proceeds (less any brokerage commission incurred as a result of such sale) be sent to you.

INCOME TAX CONSIDERATIONS

	Dividends (including those declared in shares of stock) invested under the Plan are taxable in the same way as dividends paid to you in cash.

SHAREHOLDERS' RIGHTS

	Shares held under the Plan have the same rights as all other shares, in terms of stock dividends, stock splits, and preemptive and voting rights. Stock dividends will be fully credited to your account. Transaction processing may either be curtailed or suspended until the completion of any stock dividend, stock split or corporate action.



MORE DETAILED INFORMATION

	If you have any questions regarding your specific participation in the Plan, please visit us online at www.amstock.com, call us at (877) 739-9994 or write the Plan Agent's at:

Transaction Processing 				Inquiries
American Stock Transfer &                       American Stock
Transfer & Trust Company			Trust Company
DRP Plan		 			59 Maiden Lane
P.O. Box 922 Wall Street Station		New York, NY 10038
New York, NY 10269-0560




Directors Who Are Interested Persons of the Fund and
Officers


Thomas E. O'Hara
Age 90
Chairman of the Board and Director
Term of office
one year.
Served as Chairman as a director since 1989.

Principal Occupation(s) During Past 5 Years

Chairman Emeritus of the Board (since 2002) and Trustee (since 1951) of the National Association of Investors Corporation, a nonprofit corporation engaged in investment education ("NAIC") and Chairman Emeritus (since 2002) and Director of the Growth Fund Advisor, Inc. (since 1999), the Fund's investment adviser ("the Investment Adviser"). Chairman of NAIC (from 1951 to 2002) and Chariman of the Investment Advisor (from 1999-2002).

Number of Portfolios in Fund Complex Overseen by Director**
One

Other Directorships Held by Director (Public Companies)
None.

Kenneth S. Janke
Age 71
Director, President and Treasurer
Term of office
one year.
Served as a President and a director since 1989.

Principal Occupation(s) During Past 5 Years

Chairman and Trustee of NAIC (since 2002) and Chairman, Chief Executive Officer and Director (since 2002) and President and Treasurer
(since 1990) of the Investment Adviser. Chief Executive Officer of NAIC (from 1981 to 2002).

Number of Portfolios in Fund Complex Overseen by Director**
One

Other Directorships Held by Director (Public Companies)
Director, AFLAC Incorporated (Insurance).

Lewis A. Rockwell
Age 87
Director and Secretary
Term of office
one year.
Served as a Secretary and as a director since 1989.

Principal Occupation(s) During Past 5 Years

Chairman and Director of Sunshine Fifty, Inc., Trustee (since 1956) and Secretary (since 1987) of NAIC; Director; and Secretary of the Investment Adviser (since 1999).

Number of Portfolios in Fund Complex Overseen by Director**
One

Other Directorships Held by Director (Public Companies)
None.

Peggy Schmeltz
Age 78
Director
Term of office
one year.
Served as director since 1989.

Principal Occupation(s) During Past 5 Years

Adult Education Teacher; Trustee of NAIC (since 1995); Director of Bowling Green State University Foundation Board. Former member of NYSE Advisory Committee (1992 to 1994).

Number of Portfolios in Fund Complex Overseen by Director**
One

Other Directorships Held by Director (Public Companies)
None.

*The address of each is the address of the Fund. Messrs.
O'Hara, Janke and Rockwell and Mrs. Schmeltz are interested persons of the Fund within the meaning of Section 2(a)(19) of the Investment Company Act of 1940. Mr. O'Hara is an interested person because he is a trustee of NAIC and a director of the Investment Adviser. Messrs. Janke and Rockwell are interested persons because they are trustees and officers of NAIC and directors and officers of the Investment Adviser, as noted above. Mrs. Schmeltz is an interested person because she is a trustee of NAIC.
**The Fund is not part of any fund complex.


Directors Who Are Not Interested Persons of the Fund

Carl A. Holth
Age 73
Director
Term of office
one year.
Served as a director since 1989.

Principal Occupation(s) During Past 5 Years

Director, Sunshine Fifty, Inc., and Harrison Piping Supply, Inc.

Number of Portfolios in Fund Complex Overseen by Director**
One

Other Directorships Held by Director (Public Companies)
None.

Benedict J. Smith
Age 85
Director
Term of office
one year.
Served as a director since 1996.

Principal Occupation(s) During Past 5 Years

Retired; Director, Detroit Executive Service Corps; Director,
Vista Maria (a nonprofit charitable organization).

Number of Portfolios in Fund Complex Overseen by Director**
One

Other Directorships Held by Director (Public Companies)
None.

James M. Lane
Age 76
Director
Term of office
one year.
Served as a director since 1996.

Principal Occupation(s) During Past 5 Years

Retired; Director, Wheaton College, Baseball Chapel Inc. and Christian
Camps, Inc.

Number of Portfolios in Fund Complex Overseen by Director**
One

Other Directorships Held by Director (Public Companies)
None.

Luke E. Sims
Age 56
Director
Term of office
one year.
Served as a director since 2002.

Principal Occupation(s) During Past 5 Years

Partner in the law firm of Foley & Lardner LLP and Director, Wilson-Hurd Mfg. Co.

Number of Portfolios in Fund Complex Overseen by Director**
One

Other Directorships Held by Director (Public Companies)
LaCrosse Footwear, Inc. (developer and marketer of premium work and outdoor footwear).


*The address of each is the address of the Fund.
**The Fund is not part of any fund complex.

Additional information concerning the directors of the Fund is contained in the Fund's Statement of Additional
Information which is available, without charge, upon request by calling (877) 275-6242.


Compensation

The following table sets forth the aggregate compensation paid to all directors in 2005. Directors who are affiliated with the Investment Adviser or the Investment Adviser's affiliates do not receive any compensation for service as a director.
The Chairman and President are not compensated by the Fund, except for reimbursement for out-of-pocket expenses relating to attendance at meetings and other operations of the Fund. No other officer of the Fund received compensation from the Fund in 2005 in excess of $60,000.

Directors Who Are Interested Persons of the Fund

Thomas E. O'Hara
Chairman and Director

Aggregate Compensation from Fund*
None

Pension or Retirement Benefits Accrued as Part of Fund Expenses
None

Estimated Annual Benefits Upon Retirement
None

Total Compensation from fund and Complex Paid to Directors**
None


Kenneth S. Janke
President, Treasurer and Director

Aggregate Compensation from Fund*
None

Pension or Retirement Benefits Accrued as Part of Fund Expenses
None

Estimated Annual Benefits Upon Retirement
None

Total Compensation from fund and Complex Paid to Directors**
None


Lewis A. Rockwell
Secretary and Director

Aggregate Compensation from Fund*
$1,425

Pension or Retirement Benefits Accrued as Part of Fund Expenses
None

Estimated Annual Benefits Upon Retirement
None

Total Compensation from fund and Complex Paid to Directors**
$1,425


Peggy Schmeltz
Director

Aggregate Compensation from Fund*
$1,425

Pension or Retirement Benefits Accrued as Part of Fund Expenses
None

Estimated Annual Benefits Upon Retirement
None

Total Compensation from fund and Complex Paid to Directors**
$1,425





Directors Who Are Not Interested Persons of the Fund


Carl A. Holth
Director

Aggregate Compensation from Fund*
$1,425

Pension or Retirement Benefits Accrued as Part of Fund Expenses
None

Estimated Annual Benefits Upon Retirement
None

Total Compensation from Fund and Complex Paid to Directors**
$1,425

James M. Lane
Director

Aggregate Compensation from Fund*
$1,425

Pension or Retirement Benefits Accrued as Part of Fund Expenses
None

Estimated Annual Benefits Upon Retirement
None

Total Compensation from Fund and Complex Paid to Directors**
$1,425

Benedict M. Smith
Director

Aggregate Compensation from Fund*
$1,425

Pension or Retirement Benefits Accrued as Part of Fund Expenses
None

Estimated Annual Benefits Upon Retirement
None

Total Compensation from Fund and Complex Paid to Directors**
$1,425

Luke E. Sims
Director

Aggregate Compensation from Fund*
$1,425

Pension or Retirement Benefits Accrued as Part of Fund Expenses
None

Estimated Annual Benefits Upon Retirement
None

Total Compensation from Fund and Complex Paid to Directors**
$1,425

*All amounts shown are for service as a director

**The Fund is not part of any fund complex.



NAIC Growth Fund, Inc.
Board of Directors

Thomas E. O'Hara
Chairman,
Highland Beach, FL


Lewis A. Rockwell
Secretary,
Grosse Pointe Shores, MI


Carl A. Holth
Director,
Clinton Twp., MI

Kenneth S. Janke
President,
Bloomfield Hills, MI


Benedict J. Smith
Director,
Birmingham, MI


James M. Lane
Director,
Highland Beach, FL

Peggy L. Schmeltz
Director,
Bowling Green, OH


Luke E. Sims
Director,
Milwaukee, WI




Shareowner Information

The ticker symbol for the NAIC Growth Fund, Inc., on the Chicago Stock Exchange is GRF. You may wish to visit the Chicago Stock Exchange web site at www.chicagostockex.com.

The dividend reinvestment plan allows shareowners to automatically reinvest dividends in Fund common stock without paying commissions. Once enrolled, you can make additional stock purchases through monthly cash deposits ranging from $50 to $1,000. For more information, request a copy of the Dividend Reinvestment Service for Stockholders of NAIC Growth Fund, Inc., from American Stock Transfer and Trust Company, P.O. Box 922 Wall Street Station, New York, NY 10038, Telephone 1-800-937-5449.

Questions about dividend checks, statements, account consolidation, address changes, stock certificates or transfer procedures write American Stock Transfer and Trust
Company, P.O. Box 922 Wall Street Station, New York, NY
10038, Telephone 1-800-937-5449.

The Fund files its complete schedule of portfolio holdings with Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q are available on the Commission's website at http://sec.gov, on the Fund's website at http://www.naicgrowthfund.com under the heading "SEC Edgar Filings" and upon request by calling 1-877-275-6242. The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may obtained by calling 1-800-SEC-0330.


A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling 877-275-6242; (2) on the Fund's website at www.naicgrowthfund.com; and (3) on the Securities and Exchange Commission website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve month period ended June 30, 2005 is available (1) without charge, upon request by calling 1-877-275-6242 or on the Fund's website at http://www.naicgrowthfund.com and (2) on the Commission's website at http://www.sec.gov.

The board of directors of the Fund approved the continuation of the investment advisory agreement with its investment advisor, Growth Fund Advisor, Inc., in December 2005.
In renewing the investment advisory agreement, the board discussed the following material factors: a comparison of the fees paid to, and services rendered by, certain other investment advisors of other funds historically selected by the board for peer comparisons (including the reasonableness and low price of the fees charged by Growth Fund Advisor, the long-term investment performance of the Fund, the utilization of, generally, the NAIC investment principles and the NAIC stock study program for investment decisions, the reasonableness of the costs of services provided by the Growth Fund Advisor, Inc.), and the profits realized by Growth Fund Advisor, Inc. during its tenure as investment advisor to the Fund. The board also favorably considered that Growth
Fund Advisor, Inc. uses a broker based on consideration of price, responsiveness, availability, reliability, capability, and research services. The board deferred any discussion of the effect on fee payable to Growth Fund Advisor, Inc. of any growth in assets resulting in economies of scale until such time as the potential for significant asset fund growth becomes realizable. Overall, the board determined that it remains satisfied with the nature, extent and quality of services, and the investment performance provided by Growth Fund Advisor, Inc.

Shareowners or individuals wanting general information or having questions, write NAIC Growth Fund, Inc., P.O. Box 220,
Royal Oak, Michigan 48068. Telephone 877-275-6242 or visit us at our website at www.naicgrowthfund.com.


ITEM 2. CODE OF ETHICS.

The Fund has adopted a Code of Ethics for Financial Professionals, which applies to the principal executive officer of the Fund, all professionals serving as principal financial officer, the principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by by Fund or a third party, and the members of the Fund's Board of Directors. The Code of Ethics for Financial Professionals has been posted on the Fund's website at www.naicgrowthfund.com

There have been no amendments to or waivers from any provisions of the Code of Ethics for Financial Professionals since its adoption.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Fund's Board of Directors has determined that Benjamin J. Smith qualifies as a financial expert; and that both Carl A. Holth and James M. Lane also qualify as financial experts. Benjamin J. Smith, Carl A. Holth and James M. Lane are independent.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees. Plante & Moran, LLP was paid $15,075 for the fiscal year ending December 31, 2005 and $16,250 for the fiscal year ending December 31, 2004 by the Fund for audit fees.

     Audit-Related Fees. Plante & Moran, LLP was not paid any audit-related fees by the Fund in either of the last two fiscal years.

     Tax Fees. Plante & Moran, LLP was paid $4,200 for the fiscal year ending December 31, 2005 and $4,200 for fiscal year ending
December 31, 2004 by the Fund for tax fees, for services in connection with the preparation of the Fund's tax returns and assistance with IRS notice and tax matters.

     All Other Fees. Plante & Moran, LLP was paid $0 for the fiscal year ending December 31, 2005 by the Fund for all other fees and $6,500 for the fiscal year ended December 31, 2004 by the Fund for all other fees, for services in connection with (i) the review of registration documents and consent procedures and a comfort letter and related procedures with respect to the Fund's registration statement filed with the Securities and Exchange Commission for its follow-on offering, and (ii) assistance with year-end dividend calculation and reporting.

     "Audit fees" are fees paid by the Fund to Plante & Moran, PLLC for professional services for the audit of our financial statements, or for services that are usually provided by an auditor in connection with statutory and regulatory filings and engagements. "Audit-related fees" are fees for assurance and related services that are reasonably related to the performance of the audit or review of financial statements.
"Tax fees" are fees for tax compliance, tax advice and tax planning. All other fees are fees billed for any services not included in the first three categories.

   None of the services covered under the captions "Audit Related
Fees," "Tax Fees," and All Other Fees with Respect to Plante & Moran were provided under the de minimis exception to audit committee approval of 17 CFR 210.2-01(c) 7(i)(C) and (ii). Plante & Moran, PLLC was not engaged during the last two fiscal years to provide non-audit services to Investment Adviser and its affiliates that provide ongoing services to the Fund that relate directly to the operations and financial reporting of the Fund ("Other Non-Audit Services"). Under the audit committee charter, the audit committee is to pre-approve all non-audit services of the Fund and all Other Non-Audit Services. The audit committee has not adopted "pre-approval policies and procedures" as such term is used in 17 CFR 210.2-01(c)(7)(i)(B) and (ii).


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The Fund's Board of Directors has separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934. The members of the committee are Carl A. Holth, Benjamin J. Smith and James M. Lane.

ITEM 6. SCHEDULE OF INVESTMENTS

Funds schedule of investments is included in the Report to Shareholders under item 1 of this form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED END MANAGEMENT INVESTMENT COMPANIES.

GROWTH FUND ADVISOR, INC.
PROXY VOTING POLICIES AND PROCEDURES

BACKGROUND

       Growth Fund Advisor, Inc., a Michigan corporation (the
"Advisor"), is the investment advisor for NAIC Growth Fund, Inc., a Maryland corporation which is an investment company registered under the Investment Company Act of 1940 (the "Fund"). The Fund and the
Advisor, as successor to National Association of Investors Corporation, are parties to an Investment Advisory Agreement dated October 2, 1989
(the "Advisory Agreement"). The Fund is the Advisor's sole advisory client.
       The Advisor hereby adopts the following policies and procedures effective as of August 1, 2003, which it believes are reasonably designed to ensure that proxies are voted in the best interest of the Fund, in accordance with its fiduciary duties and Rule 206(4)-6 under the Investment Advisers Act of 1940 (the "Advisers Act"). The Advisor's authority to vote the proxies of the Fund is established through the Advisory Agreement, and these proxy voting guidelines have been tailored to reflect this contractual obligation and the Advisor's fiduciary duty to the Fund and its shareholders.
POLICY

       The Advisor's proxy voting procedures are designed and are to be implemented in a way that is reasonably expected to ensure that proxy matters are handled in the best interest of the Fund and its shareholders. While the guidelines included in the procedures are intended to provide a benchmark for voting standards, each vote is ultimately cast on a case-by-case basis, taking into consideration the Advisor's fiduciary duty to the Fund and all other relevant facts and circumstances at the time of the vote (such that these guidelines may be overridden to the extent the Advisor deems appropriate).
PROCEDURES

RESPONSIBILITY AND OVERSIGHT

       The Chief Executive Officer of the Advisor or his designee (the "CEO") is responsible for administering and overseeing the proxy voting process, proxy gathering, and for determining appropriate voting positions on each proxy utilizing any applicable guidelines contained in these procedures.
PROXY GATHERING

       All persons associated with the Advisor or the Fund that receive proxy materials on behalf of the Fund ("Proxy Recipients") shall be instructed to forward them to the CEO on a timely basis.

PROXY VOTING

       Once proxy materials are received by the CEO, the following shall occur:
1.	The CEO shall review the proxy materials to determine if
there are any material conflicts of interest (see the
conflicts of interest section of these procedures for further information on determining material conflicts of interest).
2.	If a material conflict of interest exists, the CEO shall seek voting instructions from an independent third party or
shall inform the Board of the Fund of the conflict and
seek voting instructions from the Board of the Fund. The
CEO shall keep a written record of each such voting
instruction which shall include the name(s) of the person
giving the instruction, the date(s) of the instruction, and
determination.
3.	The CEO shall determine votes on a case-by-case basis,
taking into account the voting guidelines contained in
these procedures.
4.	The CEO's staff shall vote the proxy pursuant to the
instructions received in (2) or (3) and return the voted proxy as indicated in the proxy materials.
TIMING

       The Advisor's personnel shall act in such a manner to ensure that, absent special circumstances, the proxy gathering and proxy voting steps noted above can be completed before the applicable deadline for returning proxy votes.
RECORDKEEPING

       The Advisor shall maintain the records of proxies voted required pursuant to Rule 204-2 under the Advisers Act. These records shall include (except as otherwise provided in such rule):
1.	A copy of the Advisor's proxy voting policies and
procedures.
2.	Copies of proxy statements received regarding the Fund's
securities.
3.	A copy of any document created or received by the
Advisor that was material to making a decision how to
vote proxies or that memorializes the basis for that
decision.
4.	A copy of each written request from the Fund for
information on how the Advisor voted proxies on behalf of the Fund, and a copy of any written response by the Advisor to any (written or oral) request from the Fund on how the Advisor voted proxies on behalf of the Fund.


5.	A proxy log including:
a.	Issuer name;
b.	Exchange ticker symbol of the issuer's shares to
be voted (if available through reasonably
practicable means);
c.	Council on Uniform Securities Identification
Procedures ("CUSIP") number for the shares to be
voted (if available through reasonably practicable
means);
d.	A brief identification of the matter voted on;
e.	Whether the matter was proposed by the issuer or
by a shareholder of the issuer;
f.	Whether a vote was cast by the Advisor on the
matter;
g.	A record of how the vote was cast; and
h.	Whether the vote was cast for or against the
recommendation of the issuer's management team.
Records shall be maintained in an easily accessible place for five years, the most recent two years in the Advisor's offices.

DISCLOSURE

       The Fund will be provided a copy of these policies and procedures, as well as periodic reports on how its proxies have been voted. These reports shall be provided no less frequently than annually and upon the request of the Fund to the CEO, and shall include on a timely basis all information required to be disclosed with respect to the Fund's proxies on the Fund's Form N-PX to be filed each year with the Securities and Exchange Commission. The Advisor agrees that the Fund may disclose these policies and procedures as required by applicable laws and regulations and as otherwise agreed by the CEO.
CONFLICTS OF INTEREST

       All proxies are reviewed by the CEO for material conflicts of interest between the shareholders of the Fund, on one hand, and those of the Advisor, its affiliates or the Fund's underwriter, on the other. Issues to be reviewed include, but are not limited to:
1.	Whether the Advisor (or, to the extent required to be
considered by applicable law, its affiliates or the Fund's
underwriter) has an interest in the company;
2.	Whether the Advisor or an officer or director of the
Advisor (together, "Voting Persons") is, is a close
relative of, or has a personal or business relationship with the company, an executive, director or person who is a
candidate for director of the company or is a participant
in a proxy contest; and
3.	Whether there is any other business or personal
relationship where a Voting Person has a personal interest in the outcome of the matter before shareholders.
VOTING GUIDELINES

       The Advisor's substantive voting decisions turn on the particular facts and circumstances of each proxy vote and are evaluated by the
CEO on a case-by-case basis. The examples outlined below are meant only as guidelines to aid in the decision making process.
       Guidelines are grouped according to the types of proposals generally presented to shareholders. Part I deals with proposals which have been approved and are recommended by a company's board of directors; Part II deals with proposals submitted by shareholders for inclusion in proxy statements; Part III addresses issues relating to voting shares of investment companies; and Part IV addresses unique considerations pertaining to foreign issuers.
I.	Board Approved Proposals
       The vast majority of matters presented to shareholders for a vote involve proposals made by a company itself that have been approved and recommended by its board of directors. In view of the enhanced corporate governance practices currently being implemented in public companies, the Advisor generally votes in support of decisions reached by independent boards of directors. More specific guidelines related to certain board-approved proposals are as follows:
1.	Matters relating to the Board of Directors
       The Advisor votes proxies for the election of the company's nominees for directors and for board-approved proposals on other matters relating to the board of directors with the following exceptions:
a.	Votes are withheld for the entire board of
directors if the board does not have a majority of
independent directors or the board does not have
nominating, audit and compensation committees
composed solely of independent directors.
b.	Votes are withheld for any nominee for director
who is considered an independent director by the
company and who has received compensation
(directly or indirectly) from the company other
than for service as a director.
c.	Votes are withheld for any nominee for director
who attends less than 75% of board and
committee meetings without valid reasons for
absences.
d.	Votes are cast on a case-by-case basis in contested
elections of directors.
2.	Matters relating to Stock Option Plans and Other
Executive Compensation Issues
       The Advisor generally favors compensation programs that relate executive compensation to a company's long-term performance. Votes are cast on a case-by-case basis on board-approved proposals relating to stock option plans and executive compensation, except as follows:
a.	Except where the Advisor is otherwise
withholding votes for the entire board of directors,
the Advisor votes for stock option plans that will
result in an  annual dilution of 10% or less.
b.	The Advisor votes against stock option plans or
proposals that permit replacing or re-pricing of
underwater options.
c.	The Advisor votes against stock option plans that
permit issuance of options with an exercise price
below the stock's current market price.
d.	Except where the Advisor is otherwise
withholding votes for the entire board of directors,
the Advisor votes for employee stock purchase
plans that limit the discount for shares purchased
under the plan to no more than 15% of their
market value, have an offering period of 27
months or less and result in dilution of 10% or
less.
3.	Matters relating to Capitalization
       The management of a company's capital structure involves a number of important issues, including cash flows, financing needs and market conditions that are unique to the circumstances of each company.
As a result, the Advisor votes on a case-by-case basis on board-approved proposals involving changes to a company's capitalization, including increases and decreases of capital and preferred stock issuances, except where the Advisor is otherwise withholding votes for the entire board of directors. Generally:
a.	The Advisor votes for proposals relating to the
authorization of additional common stock.
b.	The Advisor votes for proposals to effect stock
splits (excluding reverse stock splits).
c.	The Advisor votes for proposals authorizing share
repurchase programs.
4.	Matters relating to Changes in State of Incorporation,
Mergers and Other Corporate Restructurings, and Social and Corporate Responsibility Issues
       The Advisor votes these issues on a case-by-case basis on board-approved transactions.


5.	Matters relating to Anti-Takeover Measures
       The Advisor votes against board-approved proposals to adopt anti-takeover measures such as staggered boards, poison pills and supermajority provisions except as follows:
a.	The Advisor votes on a case-by-case basis on
proposals to ratify or approve shareholder rights
plans.
b.	The Advisor votes on a case-by-case basis on
proposals to adopt fair price provisions.
6.	Other Business Matters
       The Advisor votes for board-approved proposals approving such routine business matters such as changing the company's name, ratifying the appointment of auditors and procedural matters relating to the shareholder meeting. Generally:
a.	The Advisor votes on a case-by-case basis on
proposals to amend a company's charter or
bylaws.
b.	The Advisor votes against authorization to
transact other unidentified, substantive business at
the meeting.
II.	Shareholder Proposals
       The regulations of the Securities and Exchange Commission
permit shareholders to submit proposals for inclusion in a company's proxy statement. These proposals generally address social and corporate responsibility issues and seek to change some aspect of a company's corporate governance structure or to change some aspect of its business operations. The Advisor votes in accordance with the recommendation of the company's board of directors on all shareholder proposals, except as follows:
1.	The Advisor votes for shareholder proposals to require
shareholder approval of shareholder rights plans.
2.	The Advisor votes for shareholder proposals that are
consistent with the Advisor's proxy voting guidelines for
board-approved proposals.
3.	The Advisor votes on a case-by-case basis on other
shareholder proposals where the Advisor is otherwise
withholding votes for the entire board of directors.
III.	Voting Shares of Investment Companies
       The Advisor may utilize shares of open or closed-end investment companies in accordance with the Fund's investment guidelines.
Shareholder votes for investment companies that fall within the categories listed in Parts I and II above are voted in accordance with those guidelines.
1.	The Advisor votes on a case-by-case basis on proposals
relating to changes in the investment objectives of an
investment company taking into account the original
intent of the fund and the role the fund plays in the
Fund's portfolio.
2.	The Advisor votes on a case-by-case basis on all
proposals that would result in increases in expenses (e.g.,
proposals to adopt 12b-1 plans, alter investment advisory
arrangements or approve fund mergers) taking into
account comparable expenses for similar funds and the
services to be provided.
IV.	Voting Shares of Foreign Issuers
       In the event the Advisor is required to vote on securities held in foreign issuers, i.e. issuers that are incorporated under the laws of a foreign jurisdiction and that are not listed on a U.S. securities exchange or the NASDAQ stock market, the following guidelines are used, which are premised on the existence of a sound corporate governance and disclosure framework. These guidelines, however, may not be appropriate under some circumstances for foreign issuers and therefore apply only where applicable.
1.	The Advisor votes for shareholder proposals calling for a
majority of the directors to be independent of
management.
2.	The Advisor votes for shareholder proposals seeking to
increase the independence of board nominating, audit and
compensation committees.
3.	The Advisor votes for shareholder proposals that
implement corporate governance standards similar to
those established under U.S. federal law and the listing
requirements of U.S. stock exchanges, and that do not
otherwise violate the laws of the jurisdiction under which
the company is incorporated.
4.	The Advisor votes on a case-by-case basis on proposals
relating to the issuance of common stock.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Kenneth S. Janke
Director, President and Treasurer of the Fund.
Chairman, CEO, Director, President and Treasurer of the Investment
Adviser.

Serves as a President and a Director of the Fund (since 1989) and serves as Chairman, CEO, Director, President, and Treasurer of the Investment Adviser since the years set forth below.

Principal Occupation(s) During Past 5 Years

Chairman and Trustee of NAIC (since 2002) and Chairman, Chief Executive Officer and Director (since 2002) and President and Treasurer
(since 1990) of the Investment Adviser. Chief Executive Officer of NAIC (from 1981 to 2002).

As of 12-31-2005, the Investment Adviser paid Mr. Janke a salary on a fixed basis (not tied to Fund performance).

Dollar range of equity securities of the NAIC Growth Fund, Inc. beneficially owned by Kenneth S. Janke is between $100,001-$500,000.



ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
	INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

During the period covered by this report, no purchases were made by or on behalf of the registrant or any "affiliated purchaser" (as defined in Rule 10b-18(a)(3) under the Securities Exchange Act of 1934 (the "Exhange Act") of shares of registrant's equity securities that are registered by the registrant pursuant to Section 12 of the Exchange Act.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors have been implemented after registrant last provided disclosure in response to Item
7(d)(2)(ii)(g) of schedule 14A in registrant's 2005 proxy statement

ITEM 11. CONTROLS AND PROCEDURES.

     (i) As of February 23, 2006, an evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) was performed under the supervision and with the participation of the registrant's President (Principal Executive Officer) and Accountant
(person performing the functions of the Principal Financial Officer). Based on that evaluation, the registrant's
President and Accountant concluded that the registrant's controls and procedures are effectively designed to insure that information required to be disclosed by the registrant on Form N-CSR and Form N-Q is recorded, processed, summarized and reported within the time periods required by the Commission's rules and forms, and that information required to be disclosed in the reports on FOrm N-CSR and Form N-Q is accumulated and communicated to the registrant's management, including its Principal ExecutiveOfficer and Principal Financial Officer,as appropriate, to allow timely decisions regarding required disclosure.

     (ii) There has been no change in the registrants's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the 6 months ending December 31, 2005 that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS:

(A)(1) 	Not applicable.

(A)(2) Separate certification of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(B)	Certification Pursuant to Rule 30a-2(b) under the Investment
	Company Act of 1940 and 18 U.S.C. Section 1350.




                         SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAIC GROWTH FUND, INC.

By: /s/ Kenneth S. Janke
    ----------------------
    Kenneth S. Janke
    President

Date: March 3, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Kenneth S. Janke
    ----------------------
    Kenneth S. Janke
    President

Date: March 3, 2006

By: /s/ Calvin George
    ---------------------
    Calvin George
    Accountant (Principal Financial Officer)

Date: March 3, 2006